Goodwill, net (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill, net
Schedule of Goodwill, net

Amount
RMB
Balance as of January 1, 2021	31,188
Impairment loss	(31,188)
Balance as of December 31, 2021	—
Additions	454
Balance as of June 30, 2022	454